BASIS OF PRESENTATION (Details Narrative)		1 Months Ended	6 Months Ended
	Feb. 10, 2015	Sep. 30, 2021	Sep. 30, 2022
Subsidiaries One [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	60.49%	78.32%
Subsidiaries Two [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary			70.00%
Non-controlling interest			30.00%